COMMITMENTS (Details Narrative)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 MYR (RM)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 MYR (RM)	Jun. 12, 2023 USD ($)	Jun. 12, 2023 MYR (RM)	Oct. 01, 2022 USD ($)	Oct. 01, 2022 MYR (RM)	Aug. 01, 2022 USD ($)	Aug. 01, 2022 MYR (RM)
Contract price	$ 26,300,000	RM 108,200,000
Teclutions Sdn Bhd [Member]
Contract price	29,119	120,000
Teclutions Sdn Bhd Design and Develop [Member]
Contract price	49,745	205,000
ARX Media Sdn Bhd [Member]
Contract price	$ 3,100,000	RM 12,700,000	$ 500,000	RM 2,300,000	$ 3,600,000	RM 15,000,000.0	$ 53,100,000	RM 218,750,000	$ 3,300,000	RM 14,000,000